FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



December 30, 2009


Filed Via EDGAR (CIK #0000876441)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

      RE:  Franklin Templeton International Trust (Registrant)
           File Nos. 033-41340 and 811-06336

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The filing has been made in order to bring the financial statements and other information up to date as required by the federal securities laws and to comply with the amendments to Form N-1A requiring a summary section at the front of the statutory prospectus.

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on March 1, 2010.

Please direct any comments or questions regarding this filing to Kristin Ives, Esq., at (215)564-8037.

Sincerely yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST


/S/ DAVID P. GOSS
David P. Goss
Senior Associate General Counsel

DPG:ac